Owners' Equity (Details) $ in Thousands					1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 15, 2014 USD ($)	Aug. 31, 2014 USD ($)	May 09, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) a item	Feb. 28, 2014 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Owners Equity [Line Items]
Proceeds from sale of Atlantic Midstream, net of cash sold									$ 71,781
Proceeds from sales of oil and natural gas properties								$ 2,691	72,382	$ 46,316
Deemed contribution from sale of assets									20,653
Amount paid to employee members				$ 12,400
Centennial Resource Production, LLC (Centennial OpCo)
Owners Equity [Line Items]
Amount contributed in exchange of membership interest			$ 75,700
Number of classes of membership interests | item								2
Proceeds from sales of oil and natural gas properties							$ 2,691
Amount paid to employee members				$ 11,400
Deemed distribution	$ 4,100
Capital contribution from employee members										3,400
Centennial Resource Production, LLC (Centennial OpCo) | Ward County | NGP X | Sale of interest in land, including vertical wells
Owners Equity [Line Items]
Area of land sold (in acres) | a					1,845
Number of vertical wells sold | item					18
Proceeds from sales of oil and natural gas properties					$ 12,500
Deemed contribution from sale of assets					$ 1,500
Centennial Resource Production, LLC (Centennial OpCo) | Centennial Resource Development, LLC (Centennial HoldCo)
Owners Equity [Line Items]
Ownership (as a percent)	72.00%							61.20%
Amount contributed in exchange of membership interest								$ 27,200
Total contributed amount								289,400
Remaining capital commitment								$ 32,500
Centennial Resource Production, LLC (Centennial OpCo) | Celero Energy Company, LP (Celero)
Owners Equity [Line Items]
Ownership (as a percent)	28.00%							21.20%
Total contributed amount								$ 125,400
Amount paid to employee members	$ 125,400
Centennial Resource Production, LLC (Centennial OpCo) | FollowOn
Owners Equity [Line Items]
Ownership (as a percent)								17.60%
Amount contributed in exchange of membership interest								$ 84,200
Total contributed amount								84,200
Remaining capital commitment								$ 100,300
Celero Energy Company, LP (Celero)
Owners Equity [Line Items]
Tax distribution										$ 21,100
Celero Energy Company, LP (Celero) | Limited Partner
Owners Equity [Line Items]
Total consideration									$ 32,200
Centennial Resource Development, LLC (Centennial HoldCo)
Owners Equity [Line Items]
Amount paid to employee members		$ 12,400
Centennial Resource Development, LLC (Centennial HoldCo) | Celero Energy Company, LP (Celero)
Owners Equity [Line Items]
Transaction value	$ 157,600
Percentage of limited partners accepted cash tender offer	20.40%
Cash tender offer amount	$ 32,200
Cash paid	17,100
Membership interest	$ 15,100
Disposal by sale, not discontinued operations | Centennial Resource Production, LLC (Centennial OpCo) | Gas gathering agreement | Atlantic Midstream
Owners Equity [Line Items]
Ownership (as a percent)						98.50%
Proceeds from sale of Atlantic Midstream, net of cash sold						$ 71,800
Deemed contribution from sale of assets						$ 20,000